Schedule of Investments(a)
Invesco Large Cap Growth ETF (PWB)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-9.14%
Alphabet, Inc., Class A	146,076	$49,373,688
Meta Platforms, Inc., Class A	75,807	54,315,715
Spotify Technology S.A. (Sweden)(b)	34,045	17,034,416
Take-Two Interactive Software, Inc.(b)	83,300	18,350,990
		139,074,809
Consumer Discretionary-7.27%
Amazon.com, Inc.(b)	205,370	49,145,041
Hilton Worldwide Holdings, Inc.	72,599	21,671,528
O’Reilly Automotive, Inc.(b)	201,169	19,797,041
TJX Cos., Inc. (The)	133,793	20,043,529
		110,657,139
Consumer Staples-8.18%
Costco Wholesale Corp.	52,439	49,305,770
Monster Beverage Corp.(b)	272,124	21,976,734
Walmart, Inc.	446,639	53,212,571
		124,495,075
Financials-10.12%
Charles Schwab Corp. (The)	220,022	22,864,686
Mastercard, Inc., Class A	86,399	46,550,917
Nasdaq, Inc.	225,176	21,817,303
Robinhood Markets, Inc., Class A(b)	173,423	17,252,120
Visa, Inc., Class A	141,105	45,411,822
		153,896,848
Health Care-4.58%
Alnylam Pharmaceuticals, Inc.(b)	45,859	15,503,093
IDEXX Laboratories, Inc.(b)	26,632	17,855,691
McKesson Corp.	22,885	19,022,241
Veeva Systems, Inc., Class A(b)(c)	84,466	17,224,307
		69,605,332
Industrials-11.69%
Fastenal Co.	503,046	21,812,075
Ferguson Enterprises, Inc.	82,741	20,888,793
General Electric Co.	158,175	48,526,508
Howmet Aerospace, Inc.	99,733	20,752,443
Johnson Controls International PLC	174,417	20,800,971
RTX Corp.	114,977	23,102,329
Vertiv Holdings Co., Class A	118,064	21,981,155
		177,864,274
Information Technology-47.06%
Advanced Micro Devices, Inc.(b)	216,270	51,197,597
Amphenol Corp., Class A	144,483	20,817,111
Apple, Inc.	168,358	43,685,534
AppLovin Corp., Class A(b)	35,642	16,862,587
Arista Networks, Inc.(b)	163,025	23,107,163
Broadcom, Inc.	123,165	40,804,564
	Shares	Value
Information Technology-(continued)
Cloudflare, Inc., Class A(b)	102,648	$18,204,623
CoreWeave, Inc., Class A(b)(c)	270,583	25,215,630
Corning, Inc.	241,229	24,906,894
Fortinet, Inc.(b)	249,670	20,288,184
Intel Corp.(b)	557,225	25,894,246
KLA Corp.	17,522	25,020,365
Lam Research Corp.	132,560	30,947,458
Micron Technology, Inc.	207,527	86,098,802
Microsoft Corp.	98,035	42,183,480
Monolithic Power Systems, Inc.	22,310	25,079,786
NVIDIA Corp.	254,552	48,652,524
Palantir Technologies, Inc., Class A(b)	286,400	41,983,376
Seagate Technology Holdings PLC	78,597	32,043,211
TE Connectivity PLC (Switzerland)	90,439	20,148,000
Ubiquiti, Inc.(c)	35,803	19,742,490
Western Digital Corp.	131,951	33,018,099
		715,901,724
Materials-1.97%
Southern Copper Corp. (Mexico)	157,051	29,889,946
Total Common Stocks & Other Equity Interests (Cost $1,183,119,588)		1,521,385,147
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $541,860)	541,860	541,860
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $1,183,661,448)		1,521,927,007
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.21%
Invesco Private Government Fund, 3.65%(d)(e)(f)	22,296,743	22,296,743
Invesco Private Prime Fund, 3.80%(d)(e)(f)	26,535,396	26,543,357
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,840,100)		48,840,100
TOTAL INVESTMENTS IN SECURITIES-103.25% (Cost $1,232,501,548)		1,570,767,107
OTHER ASSETS LESS LIABILITIES-(3.25)%		(49,469,386)
NET ASSETS-100.00%		$1,521,297,721

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Growth ETF (PWB)—(continued)
January 31, 2026
(Unaudited)

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$582,888	$6,534,486	$(6,575,514)	$-	$-	$541,860	$32,177
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,023,694	201,317,557	(188,044,508)	-	-	22,296,743	119,266 *
Invesco Private Prime Fund	23,483,510	427,383,784	(424,321,182)	120	(2,875)	26,543,357	328,206 *
Total	$33,090,092	$635,235,827	$(618,941,204)	$120	$(2,875)	$49,381,960	$479,649

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Large Cap Value ETF (PWV)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-9.45%
AT&T, Inc.	704,823	$18,473,411
T-Mobile US, Inc.	203,207	40,074,453
Verizon Communications, Inc.	449,075	19,992,819
Walt Disney Co. (The)	413,323	46,622,834
		125,163,517
Consumer Discretionary-6.36%
Ford Motor Co.	1,393,325	19,339,351
General Motors Co.	254,339	21,364,476
McDonald’s Corp.	138,185	43,528,275
		84,232,102
Consumer Staples-2.81%
Altria Group, Inc.	314,973	19,525,176
Kroger Co. (The)	280,875	17,652,994
		37,178,170
Energy-16.18%
Baker Hughes Co., Class A	365,830	20,501,113
Cheniere Energy, Inc.	88,273	18,671,505
Chevron Corp.	281,371	49,774,530
EOG Resources, Inc.	169,418	18,996,840
Exxon Mobil Corp.	363,317	51,373,024
Marathon Petroleum Corp.	94,947	16,728,712
Phillips 66	135,562	19,461,281
Valero Energy Corp.	103,567	18,790,161
		214,297,166
Financials-28.47%
Aflac, Inc.	163,602	18,151,642
Allstate Corp. (The)	85,028	16,919,722
American International Group, Inc.	240,411	18,001,975
Ameriprise Financial, Inc.	40,484	21,342,760
Bank of America Corp.	811,370	43,164,884
Bank of New York Mellon Corp. (The)	167,087	20,037,073
Berkshire Hathaway, Inc., Class B(b)	82,972	39,870,535
Chubb Ltd.	61,052	18,899,257
CME Group, Inc., Class A	65,504	18,934,586
JPMorgan Chase & Co.	141,384	43,247,952
MetLife, Inc.	240,159	18,943,742
PayPal Holdings, Inc.	298,174	15,710,788
Travelers Cos., Inc. (The)	62,083	17,663,234
U.S. Bancorp	378,171	21,219,175
Wells Fargo & Co.	497,679	45,034,973
		377,142,298
	Shares	Value
Health Care-13.52%
Cencora, Inc.	48,509	$17,425,403
Cigna Group (The)	66,508	18,230,508
CVS Health Corp.	231,803	17,273,959
Gilead Sciences, Inc.	144,156	20,462,944
Johnson & Johnson	204,488	46,469,898
Regeneron Pharmaceuticals, Inc.	23,707	17,577,555
Thermo Fisher Scientific, Inc.	71,888	41,595,116
		179,035,383
Industrials-7.59%
3M Co.	106,493	16,310,468
Honeywell International, Inc.	95,723	21,778,897
Northrop Grumman Corp.	31,938	22,109,400
Uber Technologies, Inc.(b)	503,449	40,301,092
		100,499,857
Information Technology-6.19%
Cisco Systems, Inc.	552,656	43,284,018
QUALCOMM, Inc.	255,261	38,695,015
		81,979,033
Materials-5.34%
Linde PLC	103,349	47,227,392
Newmont Corp.	208,685	23,445,760
		70,673,152
Utilities-4.01%
American Electric Power Co., Inc.	147,972	17,723,346
Duke Energy Corp.	147,911	17,949,000
Exelon Corp.	390,603	17,491,203
		53,163,549
Total Common Stocks & Other Equity Interests (Cost $1,168,580,410)		1,323,364,227
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $1,066,008)	1,066,008	1,066,008
TOTAL INVESTMENTS IN SECURITIES-100.00% (Cost $1,169,646,418)		1,324,430,235
OTHER ASSETS LESS LIABILITIES-0.00%		27,393
NET ASSETS-100.00%		$1,324,457,628

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$785,842	$28,709,117	$(28,428,951)	$-	$-	$1,066,008	$25,699
See accompanying notes which are an integral part of this schedule.

Invesco Large Cap Value ETF (PWV)—(continued)
January 31, 2026
(Unaudited)
	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$12,347,453	$123,876,740	$(136,224,193)	$-	$-	$-	$83,311 *
Invesco Private Prime Fund	32,179,394	204,522,433	(236,701,959)	-	132	-	211,559 *
Total	$45,312,689	$357,108,290	$(401,355,103)	$-	$132	$1,066,008	$320,569

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-8.24%
Alphabet, Inc., Class A	37,349	$12,623,962
Alphabet, Inc., Class C	29,841	10,102,074
AT&T, Inc.	884,414	23,180,491
Comcast Corp., Class A	827,239	24,610,360
Meta Platforms, Inc., Class A	33,163	23,761,289
Netflix, Inc.(b)	232,636	19,422,780
T-Mobile US, Inc.	110,392	21,770,406
Verizon Communications, Inc.	540,280	24,053,266
Walt Disney Co. (The)	198,158	22,352,222
		181,876,850
Consumer Discretionary-8.96%
Amazon.com, Inc.(b)	93,074	22,272,608
Booking Holdings, Inc.	4,062	20,317,474
General Motors Co.	266,958	22,424,472
Home Depot, Inc. (The)	61,474	23,027,546
Lowe’s Cos., Inc.	87,622	23,400,332
McDonald’s Corp.	69,464	21,881,160
NIKE, Inc., Class B	327,831	20,263,234
Starbucks Corp.	257,274	23,656,344
Tesla, Inc.(b)	47,766	20,558,964
		197,802,134
Consumer Staples-10.67%
Altria Group, Inc.	367,527	22,782,999
Coca-Cola Co. (The)	307,221	22,983,203
Colgate-Palmolive Co.	277,419	25,048,161
Costco Wholesale Corp.	24,615	23,144,254
Mondelez International, Inc., Class A	400,273	23,403,962
PepsiCo, Inc.	144,111	22,139,773
Philip Morris International, Inc.	144,047	25,847,794
Procter & Gamble Co. (The)	154,231	23,407,639
Target Corp.	227,994	24,046,527
Walmart, Inc.	190,558	22,703,080
		235,507,392
Energy-3.35%
Chevron Corp.	142,471	25,203,120
ConocoPhillips	222,847	23,227,343
Exxon Mobil Corp.	180,477	25,519,448
		73,949,911
Financials-17.45%
American Express Co.	57,389	20,210,684
American International Group, Inc.	265,982	19,916,732
Bank of America Corp.	398,842	21,218,395
Bank of New York Mellon Corp. (The)	182,249	21,855,300
Berkshire Hathaway, Inc., Class B(b)	43,976	21,131,787
BlackRock, Inc.	19,922	22,291,523
Capital One Financial Corp.	90,764	19,870,963
Charles Schwab Corp. (The)	225,121	23,394,574
Citigroup, Inc.	194,148	22,464,865
Goldman Sachs Group, Inc. (The)	24,230	22,664,984
JPMorgan Chase & Co.	69,552	21,275,261
Mastercard, Inc., Class A	40,041	21,573,691
MetLife, Inc.	270,258	21,317,951
Morgan Stanley	119,994	21,934,903
PayPal Holdings, Inc.	352,697	18,583,605
U.S. Bancorp	402,702	22,595,609
Visa, Inc., Class A	66,198	21,304,503
Wells Fargo & Co.	237,837	21,521,870
		385,127,200
	Shares	Value
Health Care-14.87%
Abbott Laboratories	175,983	$19,234,942
AbbVie, Inc.	95,749	21,352,984
Amgen, Inc.	68,350	23,367,498
Bristol-Myers Squibb Co.	421,171	23,185,464
CVS Health Corp.	273,102	20,351,561
Danaher Corp.	93,591	20,486,134
Eli Lilly and Co.	21,715	22,521,712
Gilead Sciences, Inc.	177,743	25,230,619
Intuitive Surgical, Inc.(b)	38,788	19,557,685
Johnson & Johnson	104,423	23,730,127
Medtronic PLC	214,046	22,038,176
Merck & Co., Inc.	220,977	24,367,134
Pfizer, Inc.	836,638	22,120,709
Thermo Fisher Scientific, Inc.	37,640	21,778,880
UnitedHealth Group, Inc.	65,697	18,850,440
		328,174,065
Industrials-14.96%
3M Co.	130,185	19,939,135
Boeing Co. (The)(b)	108,506	25,360,022
Caterpillar, Inc.	35,035	23,030,608
Deere & Co.	45,985	24,280,080
Emerson Electric Co.	157,424	23,135,031
FedEx Corp.	75,815	24,431,384
General Dynamics Corp.	62,977	22,110,595
General Electric Co.	76,102	23,347,332
Honeywell International, Inc.	112,264	25,542,305
Lockheed Martin Corp.	46,073	29,220,418
RTX Corp.	123,400	24,794,762
Uber Technologies, Inc.(b)	256,281	20,515,294
Union Pacific Corp.	91,598	21,534,690
United Parcel Service, Inc., Class B	216,438	22,990,044
		330,231,700
Information Technology-15.09%
Accenture PLC, Class A	79,202	20,880,815
Adobe, Inc.(b)	62,822	18,422,552
Advanced Micro Devices, Inc.(b)	97,387	23,054,425
Apple, Inc.	77,346	20,069,740
Broadcom, Inc.	52,284	17,321,689
Cisco Systems, Inc.	268,787	21,051,398
Intel Corp.(b)	528,910	24,578,448
International Business Machines Corp.	69,016	21,167,207
Intuit, Inc.	32,583	16,256,310
Microsoft Corp.	45,111	19,410,812
NVIDIA Corp.	117,349	22,428,914
Oracle Corp.	96,734	15,920,482
Palantir Technologies, Inc., Class A(b)	114,814	16,830,584
QUALCOMM, Inc.	118,409	17,949,620
Salesforce, Inc.	81,681	17,340,060
ServiceNow, Inc.(b)	126,343	14,783,394
Texas Instruments, Inc.	118,740	25,594,407
		333,060,857
Materials-1.14%
Linde PLC	54,926	25,099,534
Real Estate-2.00%
American Tower Corp.	119,614	21,444,398
Simon Property Group, Inc.	118,752	22,718,445
		44,162,843
Utilities-3.14%
Duke Energy Corp.	189,160	22,954,566
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	265,397	$23,328,396
Southern Co. (The)	256,511	22,908,998
		69,191,960
Total Common Stocks & Other Equity Interests (Cost $1,960,798,422)		2,204,184,446
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $169,797)	169,797	169,797
TOTAL INVESTMENTS IN SECURITIES-99.88% (Cost $1,960,968,219)		2,204,354,243
OTHER ASSETS LESS LIABILITIES-0.12%		2,673,403
NET ASSETS-100.00%		$2,207,027,646

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$660,360	$32,210,280	$(32,700,843)	$-	$-	$169,797	$40,119
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,777,174	150,428,601	(160,205,775)	-	-	-	109,840 *
Invesco Private Prime Fund	25,442,638	321,212,746	(346,656,151)	-	767	-	295,472 *
Total	$35,880,172	$503,851,627	$(539,562,769)	$-	$767	$169,797	$445,431

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-5.37%
Alphabet, Inc., Class C	72,070	$24,397,857
Fox Corp., Class A(b)	366,275	26,657,495
Meta Platforms, Inc., Class A	39,693	28,440,034
Netflix, Inc.(c)	235,640	19,673,584
Walt Disney Co. (The)	266,270	30,035,256
		129,204,226
Consumer Discretionary-19.17%
Airbnb, Inc., Class A(c)	383,490	49,612,101
Carnival Corp.(c)	1,769,721	53,127,025
Chipotle Mexican Grill, Inc.(c)	856,952	33,309,724
Darden Restaurants, Inc.(b)	152,169	30,334,890
Deckers Outdoor Corp.(c)	323,446	38,600,046
eBay, Inc.	473,168	43,162,385
Expedia Group, Inc.	162,949	43,155,413
lululemon athletica, Inc.(c)	170,925	29,826,413
PulteGroup, Inc.	221,933	27,761,599
Ralph Lauren Corp.	76,381	26,993,809
Royal Caribbean Cruises Ltd.	183,666	59,627,167
Ulta Beauty, Inc.(c)	39,642	25,662,645
		461,173,217
Energy-5.68%
Baker Hughes Co., Class A	722,610	40,495,064
Halliburton Co.	876,967	29,395,934
SLB Ltd.	732,794	35,452,574
Texas Pacific Land Corp.(b)	90,004	31,353,793
		136,697,365
Financials-25.62%
American Express Co.	83,939	29,560,798
Ameriprise Financial, Inc.	46,633	24,584,451
Arch Capital Group Ltd.(c)	403,183	38,721,695
Block, Inc., Class A(c)	530,529	32,059,867
Chubb Ltd.	73,533	22,762,876
Erie Indemnity Co., Class A(b)	90,581	25,635,329
Fifth Third Bancorp(b)	504,081	25,314,948
Fiserv, Inc.(c)	417,991	26,638,566
Global Payments, Inc.	281,106	20,166,544
Hartford Insurance Group, Inc. (The)	169,585	22,904,150
Huntington Bancshares, Inc.	1,617,903	28,280,944
M&T Bank Corp.	129,214	28,629,946
Mastercard, Inc., Class A	49,211	26,514,395
Northern Trust Corp.	311,084	46,485,282
PNC Financial Services Group, Inc. (The)	141,033	31,492,669
Progressive Corp. (The)	135,187	28,118,896
Raymond James Financial, Inc.	140,418	23,289,730
Synchrony Financial	492,749	35,788,360
Travelers Cos., Inc. (The)	81,487	23,183,866
U.S. Bancorp	499,474	28,025,486
Visa, Inc., Class A	70,058	22,546,766
W.R. Berkley Corp.(b)	375,463	25,749,253
		616,454,817
Health Care-5.35%
Cigna Group (The)	89,723	24,593,972
Eli Lilly and Co.	28,370	29,423,945
Molina Healthcare, Inc.(c)	156,411	28,089,851
ResMed, Inc.	94,912	24,516,719
Universal Health Services, Inc., Class B	110,380	22,215,079
		128,839,566
	Shares	Value
Industrials-18.09%
Caterpillar, Inc.	38,856	$25,542,380
Cummins, Inc.	49,119	28,431,060
Delta Air Lines, Inc.	791,632	52,160,633
EMCOR Group, Inc.	55,173	39,764,836
Hubbell, Inc.	52,684	25,706,631
PACCAR, Inc.	222,611	27,361,118
Parker-Hannifin Corp.	25,778	24,124,084
Paycom Software, Inc.	219,868	29,627,213
Trane Technologies PLC	64,041	26,934,364
Uber Technologies, Inc.(c)	695,908	55,707,435
United Airlines Holdings, Inc.(c)	429,292	43,925,157
United Rentals, Inc.	38,537	30,138,246
W.W. Grainger, Inc.	23,936	25,849,444
		435,272,601
Information Technology-18.34%
Adobe, Inc.(c)	84,718	24,843,554
AppLovin Corp., Class A(c)	72,637	34,365,291
Arista Networks, Inc.(c)	360,529	51,101,380
Autodesk, Inc.(c)	85,343	21,580,684
First Solar, Inc.(c)	104,650	23,600,668
Fortinet, Inc.(c)	479,122	38,933,454
Gartner, Inc.(c)	104,258	21,853,519
KLA Corp.	18,791	26,832,421
Microsoft Corp.	46,023	19,803,237
Monolithic Power Systems, Inc.	46,470	52,239,250
NVIDIA Corp.	325,651	62,241,676
PTC, Inc.(c)	141,582	22,105,198
Super Micro Computer, Inc.(b)(c)	1,432,975	41,713,902
		441,214,234
Real Estate-2.35%
Host Hotels & Resorts, Inc.	3,046,893	56,458,927
Total Common Stocks & Other Equity Interests (Cost $2,261,057,617)		2,405,314,953
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $1,314,667)	1,314,667	1,314,667
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $2,262,372,284)		2,406,629,620
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.73%
Invesco Private Government Fund, 3.65%(d)(e)(f)	31,668,928	31,668,928
Invesco Private Prime Fund, 3.80%(d)(e)(f)	82,170,753	82,195,404
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $113,864,332)		113,864,332
TOTAL INVESTMENTS IN SECURITIES-104.76% (Cost $2,376,236,616)		2,520,493,952
OTHER ASSETS LESS LIABILITIES-(4.76)%		(114,507,578)
NET ASSETS-100.00%		$2,405,986,374
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
January 31, 2026
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$371,281	$28,686,738	$(27,743,352)	$-	$-	$1,314,667	$65,928
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,556,829	462,874,726	(457,762,627)	-	-	31,668,928	880,675 *
Invesco Private Prime Fund	69,169,970	1,067,584,502	(1,054,573,324)	2,995	11,261	82,195,404	2,409,931 *
Total	$96,098,080	$1,559,145,966	$(1,540,079,303)	$2,995	$11,261	$115,178,999	$3,356,534

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Communication Services-7.07%
AT&T, Inc.	59,789	$1,567,070
Fox Corp., Class A	13,250	964,335
News Corp., Class A	32,080	867,122
Paramount Skydance Corp.(b)	80,503	902,439
Verizon Communications, Inc.	37,891	1,686,907
Walt Disney Co. (The)	9,624	1,085,587
Warner Bros. Discovery, Inc.(c)	22,988	633,090
		7,706,550
Consumer Discretionary-6.97%
Aptiv PLC(c)	11,423	865,292
Carnival Corp.(c)	39,447	1,184,199
Ford Motor Co.	167,959	2,331,271
General Motors Co.	26,406	2,218,104
Genuine Parts Co.	7,178	997,670
		7,596,536
Consumer Staples-7.67%
Archer-Daniels-Midland Co.	30,796	2,072,879
Bunge Global S.A.	24,428	2,781,861
Dollar General Corp.	9,407	1,349,246
Dollar Tree, Inc.(c)	5,402	635,221
Kroger Co. (The)	24,127	1,516,382
		8,355,589
Energy-7.75%
Baker Hughes Co., Class A	17,346	972,070
Chevron Corp.	6,668	1,179,569
EQT Corp.	14,317	826,521
Expand Energy Corp.	6,512	732,014
Kinder Morgan, Inc.	27,670	843,658
Marathon Petroleum Corp.	6,957	1,225,754
Phillips 66	9,577	1,374,874
Valero Energy Corp.	7,084	1,285,250
		8,439,710
Financials-37.04%
Aflac, Inc.	8,628	957,277
Allstate Corp. (The)	7,666	1,525,457
American International Group, Inc.	18,118	1,356,676
Assurant, Inc.	5,587	1,330,432
Bank of America Corp.	19,721	1,049,157
Bank of New York Mellon Corp. (The)	7,188	861,985
Berkshire Hathaway, Inc., Class B(c)	2,006	963,943
Capital One Financial Corp.	2,952	646,281
Chubb Ltd.	3,997	1,237,311
Cincinnati Financial Corp.	7,032	1,131,378
Citigroup, Inc.	12,337	1,427,514
Citizens Financial Group, Inc.	22,624	1,424,860
Fifth Third Bancorp	23,524	1,181,375
Franklin Resources, Inc.	55,484	1,476,984
Globe Life, Inc.	9,539	1,337,559
Goldman Sachs Group, Inc. (The)	854	798,840
Hartford Insurance Group, Inc. (The)	9,330	1,260,110
Huntington Bancshares, Inc.	75,778	1,324,599
Invesco Ltd.(d)	50,823	1,386,960
JPMorgan Chase & Co.	2,486	760,443
Loews Corp.	12,961	1,368,293
MetLife, Inc.	17,536	1,383,240
Morgan Stanley	4,012	733,394
Northern Trust Corp.	6,493	970,249
PNC Financial Services Group, Inc. (The)	5,724	1,278,169
Raymond James Financial, Inc.	5,199	862,306
	Shares	Value
Financials-(continued)
Regions Financial Corp.	47,793	$1,362,100
State Street Corp.	9,420	1,232,701
Synchrony Financial	15,459	1,122,787
Travelers Cos., Inc. (The)	4,357	1,239,610
Truist Financial Corp.	28,602	1,470,715
U.S. Bancorp	24,014	1,347,426
W.R. Berkley Corp.	11,843	812,193
Wells Fargo & Co.	11,247	1,017,741
Willis Towers Watson PLC	2,253	715,260
		40,355,325
Health Care-6.89%
Cardinal Health, Inc.	5,403	1,160,997
Cencora, Inc.	3,093	1,111,068
CVS Health Corp.	18,696	1,393,226
Labcorp Holdings, Inc.	2,764	750,481
McKesson Corp.	1,395	1,159,538
Quest Diagnostics, Inc.	3,911	731,474
Universal Health Services, Inc., Class B	5,967	1,200,918
		7,507,702
Industrials-6.21%
General Dynamics Corp.	1,917	673,039
Huntington Ingalls Industries, Inc.	2,902	1,220,320
Leidos Holdings, Inc.	3,926	739,187
Snap-on, Inc.	1,980	724,898
Southwest Airlines Co.	22,988	1,092,390
Uber Technologies, Inc.(c)	9,394	751,990
United Airlines Holdings, Inc.(c)	15,260	1,561,403
		6,763,227
Information Technology-2.91%
Cognizant Technology Solutions Corp., Class A	10,037	823,636
Dell Technologies, Inc., Class C	4,785	547,595
Hewlett Packard Enterprise Co.	51,465	1,107,527
Super Micro Computer, Inc.(b)(c)	23,677	689,238
		3,167,996
Materials-1.61%
Newmont Corp.	8,224	923,966
Steel Dynamics, Inc.	4,619	829,434
		1,753,400
Real Estate-1.91%
Realty Income Corp.	11,691	715,022
VICI Properties, Inc.	48,619	1,365,221
		2,080,243
Utilities-13.86%
Alliant Energy Corp.	10,118	666,877
Ameren Corp.	7,479	772,431
American Electric Power Co., Inc.	6,992	837,467
Atmos Energy Corp.	3,924	652,718
CenterPoint Energy, Inc.	17,628	699,655
CMS Energy Corp.	9,703	693,668
Consolidated Edison, Inc.	10,827	1,154,483
Dominion Energy, Inc.	13,285	799,358
DTE Energy Co.	6,138	824,824
Duke Energy Corp.	7,190	872,507
Evergy, Inc.	11,330	869,351
Eversource Energy	14,958	1,034,047
Exelon Corp.	23,226	1,040,060
FirstEnergy Corp.	18,576	879,388
NiSource, Inc.	16,404	726,533
Pinnacle West Capital Corp.	11,721	1,096,617
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
PPL Corp.	22,252	$806,635
Xcel Energy, Inc.	8,759	666,210
		15,092,829
Total Common Stocks & Other Equity Interests (Cost $94,410,855)		108,819,107
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $142,971)	142,971	142,971
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $94,553,826)		108,962,078
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.67%
Invesco Private Government Fund, 3.65%(d)(e)(f)	203,675	$203,675
Invesco Private Prime Fund, 3.80%(d)(e)(f)	528,699	528,858
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $732,533)		732,533
TOTAL INVESTMENTS IN SECURITIES-100.69% (Cost $95,286,359)		109,694,611
OTHER ASSETS LESS LIABILITIES-(0.69)%		(756,545)
NET ASSETS-100.00%		$108,938,066

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Invesco Ltd.	$265,673	$1,370,744	$(1,123,371)	$604,439	$269,475	$1,386,960	$34,504
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	110,016	1,612,351	(1,579,396)	-	-	142,971	3,281
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,893,177	23,988,440	(25,677,942)	-	-	203,675	35,433 *
Invesco Private Prime Fund	4,930,086	48,795,557	(53,196,565)	129	(349)	528,858	97,089 *
Total	$7,198,952	$75,767,092	$(81,577,274)	$604,568	$269,126	$2,262,464	$170,307

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Consumer Discretionary-8.92%
Aramark(b)	1,321,865	$50,878,584
Boyd Gaming Corp.(b)	398,916	33,724,359
Chewy, Inc., Class A(b)(c)	1,333,732	38,824,938
Duolingo, Inc.(b)(c)	319,317	42,807,637
Five Below, Inc.(b)(c)	373,562	71,589,422
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	318,480	35,131,529
Planet Fitness, Inc., Class A(b)(c)	605,339	55,110,063
Somnigroup International, Inc.	1,289,826	113,311,214
Travel + Leisure Co.(b)	348,173	24,211,950
		465,589,696
Consumer Staples-11.05%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	569,063	52,604,184
Casey’s General Stores, Inc.	224,105	135,919,682
Maplebear, Inc.(b)(c)	944,249	35,088,293
Performance Food Group Co.(c)	1,201,675	114,699,879
Pilgrim’s Pride Corp.(b)	208,636	9,048,543
Sprouts Farmers Market, Inc.(b)(c)	665,688	47,203,936
US Foods Holding Corp.(c)	2,178,594	182,174,030
		576,738,547
Energy-2.37%
Antero Midstream Corp.	2,139,140	40,258,615
DT Midstream, Inc.	663,880	83,662,157
		123,920,772
Financials-9.84%
Federated Hermes, Inc., Class B(b)	706,602	37,647,755
First Horizon Corp.	2,654,937	65,019,407
FirstCash Holdings, Inc.	185,658	31,654,689
Hanover Insurance Group, Inc. (The)	210,227	36,608,930
Houlihan Lokey, Inc.(b)	289,339	48,701,540
Janus Henderson Group PLC	513,803	24,729,338
Old Republic International Corp.(b)	981,314	38,438,069
SEI Investments Co.(b)	587,235	51,588,595
Shift4 Payments, Inc., Class A(b)(c)	367,908	21,721,288
SLM Corp.(b)	1,277,924	34,695,637
Stifel Financial Corp.	500,354	61,693,648
Unum Group	802,772	60,986,589
		513,485,485
Health Care-6.05%
Doximity, Inc., Class A(c)	937,698	35,135,544
Encompass Health Corp.	445,570	42,119,732
Exelixis, Inc.(b)(c)	1,622,862	67,121,573
Hims & Hers Health, Inc.(b)(c)	1,721,959	46,647,869
Masimo Corp.(b)(c)	252,600	34,689,558
Penumbra, Inc.(c)	250,699	89,792,861
		315,507,137
Industrials-29.06%
Acuity, Inc.	138,082	42,700,478
AECOM	747,865	72,116,622
AeroVironment, Inc.(b)(c)	156,494	43,566,365
Alaska Air Group, Inc.(b)(c)	551,610	28,038,336
API Group Corp.(b)(c)	2,396,284	99,613,526
Applied Industrial Technologies, Inc.	167,987	43,745,495
Avis Budget Group, Inc.(b)(c)	91,833	10,559,877
BWX Technologies, Inc.(b)	659,998	135,583,389
Carpenter Technology Corp.(b)	356,317	113,248,232
Curtiss-Wright Corp.	330,259	216,877,783
ESAB Corp.(b)	294,583	35,674,001
ExlService Holdings, Inc.(b)(c)	762,964	29,870,040
	Shares	Value
Industrials-(continued)
Genpact Ltd.(b)	791,389	$34,900,255
MasTec, Inc.(b)(c)	457,552	110,032,105
RB Global, Inc. (Canada)	1,288,681	146,355,501
RBC Bearings, Inc.(b)(c)	189,405	94,639,996
Ryder System, Inc.	207,294	39,651,196
Watts Water Technologies, Inc., Class A(b)	143,780	43,034,792
Woodward, Inc.(b)	555,145	176,447,287
		1,516,655,276
Information Technology-18.82%
Belden, Inc.(b)	203,204	23,878,502
Ciena Corp.(c)	954,152	240,265,015
Flex Ltd.(b)(c)	2,314,503	145,906,269
Guidewire Software, Inc.(b)(c)	549,689	77,374,223
Kyndryl Holdings, Inc.(b)(c)	1,186,877	27,298,171
Lumentum Holdings, Inc.(b)(c)	528,864	207,230,070
Pegasystems, Inc.	584,077	25,518,324
TD SYNNEX Corp.(b)	338,064	53,640,615
Twilio, Inc., Class A(b)(c)	1,505,258	181,323,379
		982,434,568
Materials-0.54%
NewMarket Corp.(b)	42,106	28,244,284
Real Estate-3.95%
EPR Properties	514,537	27,908,487
Omega Healthcare Investors, Inc.	1,296,424	56,887,085
Sabra Health Care REIT, Inc.(b)	1,129,651	21,158,363
Vornado Realty Trust	744,238	23,726,308
W.P. Carey, Inc.(b)	1,097,404	76,543,929
		206,224,172
Utilities-9.36%
IDACORP, Inc.(b)	426,503	56,635,333
National Fuel Gas Co.(b)	893,163	74,802,401
OGE Energy Corp.(b)	1,227,559	53,619,777
Spire, Inc.(b)	282,093	23,834,038
Talen Energy Corp.(c)	451,553	157,303,003
TXNM Energy, Inc.(b)	786,887	46,363,382
UGI Corp.(b)	1,888,178	75,734,820
		488,292,754
Total Common Stocks & Other Equity Interests (Cost $4,810,790,665)		5,217,092,691
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $4,460,318)	4,460,318	4,460,318
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $4,815,250,983)		5,221,553,009
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.59%
Invesco Private Government Fund, 3.65%(d)(e)(f)	168,774,801	168,774,801
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	436,220,543	$436,351,409
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $605,126,210)		605,126,210
TOTAL INVESTMENTS IN SECURITIES-111.64% (Cost $5,420,377,193)		5,826,679,219
OTHER ASSETS LESS LIABILITIES-(11.64)%		(607,543,489)
NET ASSETS-100.00%		$5,219,135,730

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,485,367	$70,666,782	$(67,691,831)	$-	$-	$4,460,318	$95,565
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	60,869,742	838,941,212	(731,036,153)	-	-	168,774,801	2,465,367 *
Invesco Private Prime Fund	159,962,627	1,911,825,718	(1,635,449,637)	6,779	5,922	436,351,409	6,689,058 *
Total	$222,317,736	$2,821,433,712	$(2,434,177,621)	$6,779	$5,922	$609,586,528	$9,249,990

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Consumer Discretionary-11.54%
Abercrombie & Fitch Co., Class A(b)	309,794	$30,245,188
Autoliv, Inc. (Sweden)	530,220	64,283,873
Boyd Gaming Corp.	690,602	58,383,493
Chewy, Inc., Class A(b)(c)	2,080,929	60,575,843
Columbia Sportswear Co.(c)	187,217	10,349,356
Duolingo, Inc.(b)(c)	240,746	32,274,409
GameStop Corp., Class A(b)(c)	2,636,310	62,955,083
Grand Canyon Education, Inc.(b)	280,309	48,728,916
Texas Roadhouse, Inc.	488,807	87,916,827
TopBuild Corp.(b)(c)	174,827	81,827,777
Valvoline, Inc.(b)(c)	975,576	31,920,847
Visteon Corp.(c)	184,429	16,757,219
YETI Holdings, Inc.(b)(c)	449,015	20,524,476
		606,743,307
Consumer Staples-3.04%
Boston Beer Co., Inc. (The), Class A(b)	53,713	11,474,171
Ingredion, Inc.	499,421	58,981,620
Marzetti Co. (The)	125,813	21,585,736
Pilgrim’s Pride Corp.(c)	382,794	16,601,776
Sprouts Farmers Market, Inc.(b)	721,149	51,136,676
		159,779,979
Energy-5.16%
Antero Midstream Corp.	2,059,378	38,757,494
TechnipFMC PLC (United Kingdom)	3,474,209	193,582,926
Weatherford International PLC	412,703	38,827,098
		271,167,518
Financials-15.90%
American Financial Group, Inc.	449,660	58,577,208
Essent Group Ltd.	585,369	36,831,418
Evercore, Inc., Class A	297,731	105,179,430
Federated Hermes, Inc., Class B(c)	640,391	34,120,032
First Financial Bankshares, Inc.(c)	818,283	26,037,765
Hamilton Lane, Inc., Class A(c)	333,521	47,106,506
Hanover Insurance Group, Inc. (The)	245,738	42,792,815
Houlihan Lokey, Inc.	391,614	65,916,469
Kinsale Capital Group, Inc.(c)	195,024	77,206,101
MGIC Investment Corp.	1,420,614	38,242,929
Morningstar, Inc.	175,265	35,419,304
Primerica, Inc.	264,182	69,490,433
RenaissanceRe Holdings Ltd. (Bermuda)	296,363	83,485,457
RLI Corp.	678,741	39,658,837
SEI Investments Co.	859,100	75,471,935
		835,536,639
Health Care-21.18%
Chemed Corp.	104,440	44,610,502
Doximity, Inc., Class A(b)(c)	1,075,084	40,283,398
Elanco Animal Health, Inc.(b)(c)	3,422,572	82,415,534
Envista Holdings Corp.(b)	1,112,222	26,103,850
Exelixis, Inc.(b)(c)	2,541,853	105,131,040
Globus Medical, Inc., Class A(b)	751,573	68,152,640
Halozyme Therapeutics, Inc.(b)(c)	822,206	58,960,392
Illumina, Inc.(b)(c)	1,484,870	215,024,025
Medpace Holdings, Inc.(b)(c)	321,334	187,170,628
Penumbra, Inc.(b)	314,101	112,501,555
United Therapeutics Corp.(b)	369,021	173,251,669
		1,113,605,233
Industrials-25.67%
AECOM	924,000	89,101,320
	Shares	Value
Industrials-(continued)
BWX Technologies, Inc.	574,726	$118,065,962
Carlisle Cos., Inc.(c)	409,010	139,427,419
Carpenter Technology Corp.	336,485	106,945,028
Donaldson Co., Inc.	782,858	79,804,544
Exponent, Inc.	347,595	24,981,653
Fluor Corp.(b)	1,487,910	68,726,563
FTI Consulting, Inc.(b)	202,299	35,335,566
Genpact Ltd.(c)	1,047,260	46,184,166
Graco, Inc.	1,000,823	87,401,873
Landstar System, Inc.	206,201	30,798,181
Lincoln Electric Holdings, Inc.	398,245	105,674,311
MSA Safety, Inc.(c)	236,798	41,948,766
MSC Industrial Direct Co., Inc., Class A	317,810	26,804,095
Nextpower, Inc., Class A(b)(c)	1,124,834	131,706,813
Sterling Infrastructure, Inc.(b)(c)	268,138	95,969,272
Toro Co. (The)	669,757	61,282,765
Valmont Industries, Inc.	133,051	59,282,204
		1,349,440,501
Information Technology-8.18%
Bentley Systems, Inc., Class B(c)	951,608	33,420,473
Cirrus Logic, Inc.(b)	317,768	41,417,881
IPG Photonics Corp.(b)(c)	183,300	16,938,753
Manhattan Associates, Inc.(b)(c)	686,911	103,730,430
Pegasystems, Inc.(c)	808,544	35,325,287
Qualys, Inc.(b)(c)	250,044	32,980,804
Twilio, Inc., Class A(b)	1,073,754	129,344,407
Vontier Corp.(c)	982,655	36,849,562
		430,007,597
Materials-7.23%
Alcoa Corp.	1,608,665	91,388,259
Cabot Corp.(c)	326,998	23,605,985
Crown Holdings, Inc.	759,479	79,502,262
Greif, Inc., Class A	177,568	12,539,852
Louisiana-Pacific Corp.	368,119	30,826,285
Royal Gold, Inc.	540,354	142,280,612
		380,143,255
Utilities-2.10%
Talen Energy Corp.(b)	316,637	110,303,665
Total Common Stocks & Other Equity Interests (Cost $4,929,139,222)		5,256,727,694
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $1,096,777)	1,096,777	1,096,777
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $4,930,235,999)		5,257,824,471
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.51%
Invesco Private Government Fund, 3.65%(d)(e)(f)	95,027,007	95,027,007
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	247,167,081	$247,241,231
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $342,268,238)		342,268,238
TOTAL INVESTMENTS IN SECURITIES-106.53% (Cost $5,272,504,237)		5,600,092,709
OTHER ASSETS LESS LIABILITIES-(6.53)%		(343,225,748)
NET ASSETS-100.00%		$5,256,866,961

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,341,548	$54,985,633	$(58,230,404)	$-	$-	$1,096,777	$145,905
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	151,004,116	839,199,970	(895,177,079)	-	-	95,027,007	3,706,856 *
Invesco Private Prime Fund	393,999,594	1,767,009,878	(1,913,819,069)	23,726	27,102	247,241,231	10,014,356 *
Total	$549,345,258	$2,661,195,481	$(2,867,226,552)	$23,726	$27,102	$343,365,015	$13,867,117

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-1.10%
Nexstar Media Group, Inc., Class A(b)	19,440	$4,128,667
Consumer Discretionary-17.09%
Aramark(b)	100,773	3,878,753
Autoliv, Inc. (Sweden)	32,816	3,978,612
AutoNation, Inc.(c)	30,179	6,186,091
Boyd Gaming Corp.	58,422	4,938,996
Gap, Inc. (The)	171,919	4,810,294
Graham Holdings Co., Class B	6,221	7,257,605
Lear Corp.(b)	81,069	9,492,369
Macy’s, Inc.	353,628	7,079,633
Penske Automotive Group, Inc.(b)	40,189	6,301,233
Thor Industries, Inc.	48,905	5,471,002
Visteon Corp.	52,815	4,798,771
		64,193,359
Consumer Staples-5.68%
Albertson’s Cos., Inc., Class A	443,195	7,379,197
BJ’s Wholesale Club Holdings, Inc.(c)	39,870	3,685,583
Performance Food Group Co.(c)	63,067	6,019,745
US Foods Holding Corp.(c)	50,772	4,245,554
		21,330,079
Energy-5.75%
Antero Resources Corp.(c)	94,399	3,433,292
HF Sinclair Corp.	136,654	7,104,642
PBF Energy, Inc., Class A	189,740	6,348,700
Valaris Ltd.(b)(c)	81,777	4,720,986
		21,607,620
Financials-45.36%
Ally Financial, Inc.	100,522	4,250,070
American Financial Group, Inc.	26,096	3,399,526
Annaly Capital Management, Inc.	212,320	4,885,483
Associated Banc-Corp	158,384	4,317,548
Bank OZK	136,182	6,476,816
Brighthouse Financial, Inc.(c)	136,464	8,741,884
Cadence Bank	171	7,201
CNO Financial Group, Inc.	117,695	4,949,075
Columbia Banking System, Inc.	168,355	4,956,371
Comerica, Inc.	81	7,182
Cullen/Frost Bankers, Inc.	27,706	3,818,441
East West Bancorp, Inc.	32,656	3,737,153
Essent Group Ltd.	85,663	5,389,916
F.N.B. Corp.	310,716	5,453,066
Federated Hermes, Inc., Class B(b)	68,092	3,627,942
First American Financial Corp.	80,090	5,060,086
First Horizon Corp.	175,312	4,293,391
Hancock Whitney Corp.(b)	74,819	5,147,547
Hanover Insurance Group, Inc. (The)	25,882	4,507,092
Home BancShares, Inc.	148,670	4,296,563
International Bancshares Corp.	64,902	4,519,775
Janus Henderson Group PLC	92,214	4,438,260
MGIC Investment Corp.	172,870	4,653,660
Old National Bancorp(b)	208,250	5,087,548
Old Republic International Corp.(b)	94,179	3,688,991
RenaissanceRe Holdings Ltd. (Bermuda)	25,329	7,135,179
SLM Corp.(b)	123,853	3,362,609
Starwood Property Trust, Inc.(b)	231,223	4,145,828
Texas Capital Bancshares, Inc.(c)	43,102	4,360,629
UMB Financial Corp.	38,820	4,935,575
United Bankshares, Inc.	130,479	5,523,176
Unum Group	69,080	5,248,008
	Shares	Value
Financials-(continued)
Valley National Bancorp	460,981	$5,743,823
Webster Financial Corp.	78,801	5,182,742
Western Alliance Bancorporation	57,180	5,097,597
Wintrust Financial Corp.	30,290	4,467,472
Zions Bancorporation N.A.	90,986	5,450,971
		170,364,196
Health Care-0.82%
Tenet Healthcare Corp.(c)	16,327	3,090,375
Industrials-5.93%
AGCO Corp.	38,296	4,343,150
EnerSys	20,201	3,640,018
Oshkosh Corp.	36,425	5,238,644
Ryder System, Inc.	24,865	4,756,177
WESCO International, Inc.	14,845	4,296,588
		22,274,577
Information Technology-3.26%
Kyndryl Holdings, Inc.(b)(c)	178,644	4,108,812
TD SYNNEX Corp.	51,149	8,115,812
		12,224,624
Materials-2.05%
Commercial Metals Co.	45,357	3,486,593
Crown Holdings, Inc.	40,349	4,223,733
		7,710,326
Real Estate-2.27%
Jones Lang LaSalle, Inc.(c)	12,350	4,420,189
Kilroy Realty Corp.	118,859	4,098,258
		8,518,447
Utilities-10.64%
Black Hills Corp.	50,618	3,694,102
Essential Utilities, Inc.	89,145	3,457,934
National Fuel Gas Co.	36,821	3,083,759
New Jersey Resources Corp.(b)	84,095	4,161,020
NorthWestern Energy Group, Inc.	52,103	3,535,709
OGE Energy Corp.	71,544	3,125,042
ONE Gas, Inc.	45,266	3,601,363
Portland General Electric Co.	82,624	4,151,856
Southwest Gas Holdings, Inc.	45,584	3,775,267
Spire, Inc.	40,632	3,432,998
UGI Corp.	98,162	3,937,278
		39,956,328
Total Common Stocks & Other Equity Interests (Cost $332,345,763)		375,398,598
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $458,584)	458,584	458,584
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $332,804,347)		375,857,182
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.93%
Invesco Private Government Fund, 3.65%(d)(e)(f)	5,151,609	5,151,609
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.80%(d)(e)(f)	13,354,092	$13,358,098
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,509,707)		18,509,707
TOTAL INVESTMENTS IN SECURITIES-105.00% (Cost $351,314,054)		394,366,889
OTHER ASSETS LESS LIABILITIES-(5.00)%		(18,797,057)
NET ASSETS-100.00%		$375,569,832

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$329,198	$13,130,404	$(13,001,018)	$-	$-	$458,584	$13,497
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,218,409	105,998,607	(115,065,407)	-	-	5,151,609	284,400 *
Invesco Private Prime Fund	34,788,887	208,071,533	(229,504,995)	989	1,684	13,358,098	773,038 *
Total	$49,336,494	$327,200,544	$(357,571,420)	$989	$1,684	$18,968,291	$1,070,935

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Communication Services-3.41%
CarGurus, Inc.(b)(c)	444,338	$14,396,551
Cinemark Holdings, Inc.(c)	434,103	10,279,559
Gogo, Inc.(b)(c)	430,125	1,974,274
Telephone and Data Systems, Inc.	915,793	41,329,738
Uniti Group, Inc.(b)(c)	944,393	7,857,350
		75,837,472
Consumer Discretionary-15.98%
Adtalem Global Education, Inc.(b)	235,588	24,395,137
Boot Barn Holdings, Inc.(b)(c)	135,708	24,221,164
Brinker International, Inc.(b)	429,709	67,773,704
Buckle, Inc. (The)(c)	158,327	7,488,867
Cheesecake Factory, Inc. (The)(c)	392,283	22,736,723
Cracker Barrel Old Country Store, Inc.(c)	110,277	3,321,543
Dorman Products, Inc.(b)(c)	135,717	16,856,051
Frontdoor, Inc.(b)	487,231	28,800,224
Group 1 Automotive, Inc.	50,857	18,016,601
Monarch Casino & Resort, Inc.	77,914	7,131,468
National Vision Holdings, Inc.(b)	561,293	14,790,071
Patrick Industries, Inc.	141,034	17,794,260
Perdoceo Education Corp.	266,427	8,533,657
Phinia, Inc.	161,523	11,495,592
Shake Shack, Inc., Class A(b)	205,745	18,222,835
Sonic Automotive, Inc., Class A(c)	71,919	4,312,263
Stride, Inc.(b)(c)	310,767	26,290,888
Urban Outfitters, Inc.(b)	349,847	24,786,660
Wolverine World Wide, Inc.	439,505	7,788,029
		354,755,737
Consumer Staples-4.65%
Cal-Maine Foods, Inc.	380,899	31,816,494
Chefs’ Warehouse, Inc. (The)(b)(c)	322,886	20,309,529
Fresh Del Monte Produce, Inc.(c)	311,426	12,351,155
PriceSmart, Inc.(c)	127,937	18,193,921
Tootsie Roll Industries, Inc.(c)	128,849	4,880,800
United Natural Foods, Inc.(b)	423,745	15,776,026
		103,327,925
Energy-1.61%
Archrock, Inc.	710,327	21,018,576
Comstock Resources, Inc.(b)(c)	605,111	14,734,453
		35,753,029
Financials-16.63%
Acadian Asset Management, Inc.	228,442	12,660,256
Ameris Bancorp	264,401	21,316,009
BancFirst Corp.	94,821	10,425,569
Blackstone Mortgage Trust, Inc., Class A	748,981	14,417,884
Ellington Financial, Inc.	481,262	6,184,217
Enova International, Inc.(b)	112,670	18,609,704
EZCORP, Inc., Class A(b)(c)	405,309	8,693,878
First Bancorp/Southern Pines NC(c)	210,856	12,214,888
Hanmi Financial Corp.	129,279	3,434,943
HCI Group, Inc.	76,335	12,112,074
Horace Mann Educators Corp.	260,398	11,668,434
Palomar Holdings, Inc.(b)	176,129	21,767,783
Pathward Financial, Inc.	93,845	8,473,265
Payoneer Global, Inc.(b)	1,139,439	7,281,015
Piper Sandler Cos.	69,703	24,141,634
PJT Partners, Inc., Class A	148,161	25,636,298
SiriusPoint Ltd. (Sweden)(b)	645,584	13,176,369
StepStone Group, Inc., Class A	311,749	22,037,537
StoneX Group, Inc.(b)(c)	448,814	50,383,860
	Shares	Value
Financials-(continued)
United Fire Group, Inc.	99,706	$3,583,434
Victory Capital Holdings, Inc., Class A(c)	281,262	19,837,409
Virtu Financial, Inc., Class A	760,332	31,561,381
WisdomTree, Inc.(c)	477,294	7,732,163
World Acceptance Corp.(b)(c)	15,482	1,877,192
		369,227,196
Health Care-6.52%
ADMA Biologics, Inc.(b)	1,275,240	22,061,652
Artivion, Inc.(b)(c)	173,096	7,057,124
Catalyst Pharmaceuticals, Inc.(b)(c)	539,028	13,098,380
Corcept Therapeutics, Inc.(b)(c)	449,334	17,914,947
Ligand Pharmaceuticals, Inc.(b)(c)	87,384	16,786,466
Pediatrix Medical Group, Inc.(b)(c)	489,548	10,466,536
Phibro Animal Health Corp., Class A(c)	118,606	4,762,031
Protagonist Therapeutics, Inc.(b)	300,432	24,575,338
TG Therapeutics, Inc.(b)(c)	956,006	28,135,257
		144,857,731
Industrials-28.18%
Alamo Group, Inc.(c)	49,473	9,662,572
Armstrong World Industries, Inc.	363,699	66,826,054
AZZ, Inc.	188,677	23,450,664
CoreCivic, Inc.(b)(c)	595,470	11,034,059
CSG Systems International, Inc.	193,967	15,468,868
DXP Enterprises, Inc.(b)(c)	122,888	15,981,585
Enpro, Inc.	103,673	24,755,039
ESCO Technologies, Inc.	210,701	48,075,647
Everus Construction Group, Inc.(b)	255,315	22,592,824
Federal Signal Corp.	312,989	33,830,981
Gates Industrial Corp. PLC(b)	1,443,144	33,221,175
GEO Group, Inc. (The)(b)	936,951	14,972,477
Granite Construction, Inc.(c)	348,420	42,068,231
Interface, Inc.	239,949	7,551,195
JBT Marel Corp.(c)	311,590	49,016,223
Mercury Systems, Inc.(b)(c)	319,241	29,970,345
Mueller Water Products, Inc., Class A	732,582	19,830,995
MYR Group, Inc.(b)(c)	78,065	19,519,373
National Presto Industries, Inc.(c)	31,710	4,039,854
OPENLANE, Inc.(b)	693,234	20,824,749
Pitney Bowes, Inc.(c)	1,315,611	13,721,823
Powell Industries, Inc.(c)	39,419	17,485,874
SkyWest, Inc.(b)	267,693	25,837,728
Worthington Enterprises, Inc.	152,486	8,473,647
Zurn Elkay Water Solutions Corp.	1,029,655	47,477,392
		625,689,374
Information Technology-14.80%
A10 Networks, Inc.	514,227	8,968,119
Calix, Inc.(b)	339,334	15,158,050
Clear Secure, Inc., Class A	465,154	15,173,323
Extreme Networks, Inc.(b)	603,104	8,793,256
InterDigital, Inc.(c)	249,435	81,425,561
Itron, Inc.(b)	219,386	21,736,765
OSI Systems, Inc.(b)(c)	108,240	27,075,154
Sanmina Corp.(b)	367,355	52,046,856
Semtech Corp.(b)(c)	450,982	35,965,815
SiTime Corp.(b)	98,457	35,750,721
Viavi Solutions, Inc.(b)	1,081,067	26,442,899
		328,536,519
Materials-2.92%
Century Aluminum Co.(b)	247,483	11,218,404
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Hawkins, Inc.	157,175	$20,472,044
Sensient Technologies Corp.	350,069	33,088,522
		64,778,970
Real Estate-3.25%
CareTrust REIT, Inc.(c)	1,354,210	50,566,201
JBG SMITH Properties, (Acquired 09/19/2025 - 01/29/2026; Cost $8,762,885)(d)	389,307	6,555,930
Outfront Media, Inc.	616,767	14,999,774
		72,121,905
Utilities-2.14%
Clearway Energy, Inc., Class A	225,423	7,612,535
Clearway Energy, Inc., Class C	513,228	18,553,192
MDU Resources Group, Inc.(c)	1,037,516	21,279,453
		47,445,180
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $2,001,648,045)		2,222,331,038
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.01%
Invesco Private Government Fund, 3.65%(e)(f)(g)	98,529,812	$98,529,812
Invesco Private Prime Fund, 3.80%(e)(f)(g)	256,708,217	256,785,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $355,315,041)		355,315,041
TOTAL INVESTMENTS IN SECURITIES-116.10% (Cost $2,356,963,086)		2,577,646,079
OTHER ASSETS LESS LIABILITIES-(16.10)%		(357,365,396)
NET ASSETS-100.00%		$2,220,280,683

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)	Restricted security. The value of this security at January 31, 2026 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,367,282	$20,134,736	$(21,502,018)	$-	$-	$-	$35,378
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,856,725	439,056,128	(407,383,041)	-	-	98,529,812	2,173,582 *
Invesco Private Prime Fund	173,410,521	1,071,997,552	(988,640,666)	11,301	6,521	256,785,229	5,846,540 *
Total	$241,634,528	$1,531,188,416	$(1,417,525,725)	$11,301	$6,521	$355,315,041	$8,055,500

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-3.45%
Scholastic Corp.	190,942	$6,677,242
Shenandoah Telecommunications Co.(b)	367,907	4,367,056
TEGNA, Inc.	249,802	4,786,206
Telephone and Data Systems, Inc.(b)	91,467	4,127,906
		19,958,410
Consumer Discretionary-18.40%
Academy Sports & Outdoors, Inc.(b)	89,717	4,935,332
Adient PLC(c)	340,369	7,079,675
American Axle & Manufacturing Holdings, Inc.(b)(c)	1,279,831	10,200,253
Asbury Automotive Group, Inc.(b)(c)	31,415	7,367,132
Dana, Inc.	211,502	6,112,408
Ethan Allen Interiors, Inc.	170,573	3,911,239
G-III Apparel Group Ltd.	244,080	7,163,748
Green Brick Partners, Inc.(b)(c)	56,109	3,893,403
Group 1 Automotive, Inc.(b)	16,620	5,887,801
Kohl’s Corp.(b)	403,851	7,055,277
LCI Industries(b)	30,567	4,483,873
MarineMax, Inc.(b)(c)	334,906	9,052,509
Matthews International Corp., Class A	130,203	3,423,037
Phinia, Inc.(b)	75,282	5,357,820
Sally Beauty Holdings, Inc.(b)(c)	328,134	4,994,199
Signet Jewelers Ltd.(b)	36,615	3,378,466
Sonic Automotive, Inc., Class A(b)	105,561	6,329,438
Standard Motor Products, Inc.	142,834	5,703,362
		106,328,972
Consumer Staples-7.06%
Andersons, Inc. (The)	141,561	8,775,366
Cal-Maine Foods, Inc.	52,375	4,374,884
Fresh Del Monte Produce, Inc.(b)	172,939	6,858,761
Grocery Outlet Holding Corp.(b)(c)	665,804	6,345,112
United Natural Foods, Inc.(b)(c)	205,780	7,661,190
Universal Corp.(b)	119,280	6,750,055
		40,765,368
Energy-8.34%
Bristow Group, Inc.(b)(c)	149,319	6,564,063
CVR Energy, Inc.(b)(c)	114,036	2,593,179
Dorian LPG Ltd.	172,706	5,100,008
Innovex International, Inc.(b)(c)	145,266	3,609,860
International Seaways, Inc.(b)	69,270	4,131,955
Liberty Energy, Inc., Class A(b)	209,694	5,168,957
Noble Corp. PLC(b)	124,659	4,440,354
Par Pacific Holdings, Inc.(c)	140,790	5,313,415
Peabody Energy Corp.	151,675	5,348,060
World Kinect Corp.(b)	220,588	5,936,023
		48,205,874
Financials-41.79%
Adamas Trust, Inc.(b)	577,406	4,619,248
Ameris Bancorp	43,427	3,501,085
Apollo Commercial Real Estate Finance, Inc.(b)	478,621	5,173,893
ARMOUR Residential REIT, Inc.(b)	217,895	3,791,373
Assured Guaranty Ltd.(b)	55,185	4,682,447
Atlantic Union Bankshares Corp., Class B(b)	106,244	4,126,517
Banc of California, Inc.	198,795	3,971,924
BankUnited, Inc.	85,716	4,068,938
Banner Corp.	57,367	3,547,575
Beacon Financial Corp.	130,435	3,697,832
Blackstone Mortgage Trust, Inc., Class A(b)	177,107	3,409,310
	Shares	Value
Financials-(continued)
Bread Financial Holdings, Inc.(b)	70,434	$5,109,282
Capitol Federal Financial, Inc.	651,946	4,746,167
Cathay General Bancorp	73,479	3,760,655
Central Pacific Financial Corp.(b)	107,074	3,487,400
Customers Bancorp, Inc.(b)(c)	50,876	4,020,222
CVB Financial Corp.(b)	171,953	3,389,194
Dime Community Bancshares, Inc., Class B	125,294	4,262,502
Ellington Financial, Inc.	302,189	3,883,129
Enact Holdings, Inc.(b)	105,726	4,204,723
EZCORP, Inc., Class A(b)(c)	214,619	4,603,578
First Commonwealth Financial Corp.	226,666	4,086,788
First Financial Bancorp(b)	172,645	4,961,817
First Hawaiian, Inc.(b)	143,984	3,822,776
Fulton Financial Corp.(b)	217,440	4,490,136
Genworth Financial, Inc., Class A(c)	846,442	7,059,326
Hanmi Financial Corp.	137,007	3,640,276
Heritage Financial Corp.	167,363	4,319,639
Hilltop Holdings, Inc.(b)	123,650	4,630,692
Horace Mann Educators Corp.	91,379	4,094,693
Independent Bank Corp.(b)	48,729	3,936,329
Jackson Financial, Inc., Class A	53,527	6,365,431
Lincoln National Corp.(b)	162,173	6,748,019
Mercury General Corp.	38,558	3,377,295
NMI Holdings, Inc., Class A(c)	102,985	3,987,579
Northwest Bancshares, Inc.	329,201	4,240,109
OFG Bancorp	91,642	3,693,173
PennyMac Mortgage Investment Trust(b)	372,873	4,411,088
Preferred Bank	34,617	2,969,100
Provident Financial Services, Inc.	220,656	4,885,324
Radian Group, Inc.	117,802	3,875,686
Renasant Corp.	111,446	4,202,629
S&T Bancorp, Inc.(b)	95,971	4,092,203
Seacoast Banking Corp. of Florida(b)	103,437	3,458,933
SiriusPoint Ltd. (Sweden)(c)	196,548	4,011,545
Southside Bancshares, Inc.(b)	122,439	3,941,311
Stellar Bancorp, Inc.	120,814	4,487,032
Stewart Information Services Corp.	53,487	3,606,628
StoneX Group, Inc.(c)	71,638	8,042,082
Tompkins Financial Corp.	48,392	3,877,167
TrustCo Bank Corp.(b)	80,680	3,501,512
Trustmark Corp.(b)	97,671	4,152,971
United Community Banks, Inc.	122,496	4,217,537
United Fire Group, Inc.	153,218	5,506,655
Virtu Financial, Inc., Class A	105,359	4,373,452
WSFS Financial Corp.	67,644	4,378,596
		241,502,523
Health Care-1.13%
AdaptHealth Corp.(b)(c)	648,918	6,521,626
Industrials-8.33%
Air Lease Corp., Class A(b)	79,738	5,153,467
Alamo Group, Inc.(b)	20,133	3,932,176
Astec Industries, Inc.	85,218	4,151,821
CoreCivic, Inc.(b)(c)	215,468	3,992,622
Deluxe Corp.(b)	249,128	6,576,979
DNOW, Inc.(b)(c)	334,058	5,074,341
GEO Group, Inc. (The)(b)(c)	264,900	4,233,102
Insteel Industries, Inc.	116,203	3,850,968
SkyWest, Inc.(c)	38,141	3,681,369
Titan International, Inc.(b)(c)	785,338	7,492,125
		48,138,970
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Information Technology-6.77%
Alpha & Omega Semiconductor Ltd.(b)(c)	161,499	$3,569,128
Benchmark Electronics, Inc.	82,137	4,282,623
Corsair Gaming, Inc.(b)(c)	626,730	3,196,323
MARA Holdings, Inc.(b)(c)	409,793	3,893,034
NetScout Systems, Inc.(c)	121,419	3,376,662
PC Connection, Inc.	73,426	4,318,183
Photronics, Inc.(c)	106,317	3,675,379
ScanSource, Inc.(c)	163,682	7,036,689
Vishay Intertechnology, Inc.(b)	286,630	5,775,594
		39,123,615
Materials-2.53%
Kaiser Aluminum Corp.	40,880	5,012,705
Metallus, Inc.(b)(c)	247,723	4,942,074
O-I Glass, Inc.(b)(c)	305,624	4,669,935
		14,624,714
Real Estate-0.90%
Cushman & Wakefield Ltd.(b)(c)	317,682	5,222,692
Utilities-1.25%
Avista Corp.	92,829	3,832,910
Northwest Natural Holding Co.	72,329	3,367,638
		7,200,548
Total Common Stocks & Other Equity Interests (Cost $506,028,505)		577,593,312
	Shares	Value
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $284,147)	284,147	$284,147
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $506,312,652)		577,877,459
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.75%
Invesco Private Government Fund, 3.65%(d)(e)(f)	29,899,232	29,899,232
Invesco Private Prime Fund, 3.80%(d)(e)(f)	78,458,815	78,482,353
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $108,381,585)		108,381,585
TOTAL INVESTMENTS IN SECURITIES-118.75% (Cost $614,694,237)		686,259,044
OTHER ASSETS LESS LIABILITIES-(18.75)%		(108,342,695)
NET ASSETS-100.00%		$577,916,349

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$541,147	$23,042,588	$(23,299,588)	$-	$-	$284,147	$13,719
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,800,227	116,646,034	(107,547,029)	-	-	29,899,232	518,590 *
Invesco Private Prime Fund	54,108,381	271,496,984	(247,126,656)	3,013	631	78,482,353	1,396,030 *
Total	$75,449,755	$411,185,606	$(377,973,273)	$3,013	$631	$108,665,732	$1,928,339

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Consumer Discretionary-7.27%
Aptiv PLC(b)	22,057	$1,670,818
Boyd Gaming Corp.	7,793	658,820
Bright Horizons Family Solutions, Inc.(b)	5,899	546,424
Deckers Outdoor Corp.(b)	14,921	1,780,672
PulteGroup, Inc.	20,997	2,626,515
Stellantis N.V.(c)	331,283	3,269,763
Texas Roadhouse, Inc.	6,673	1,200,206
Yum China Holdings, Inc. (China)	35,847	1,771,559
		13,524,777
Consumer Staples-3.26%
Archer-Daniels-Midland Co.	50,706	3,413,021
Ingredion, Inc.	6,529	771,075
Lamb Weston Holdings, Inc.	19,953	916,441
Smithfield Foods, Inc.	40,220	961,258
		6,061,795
Financials-23.74%
Annaly Capital Management, Inc.	66,989	1,541,417
Arch Capital Group Ltd.(b)	36,749	3,529,374
AXIS Capital Holdings Ltd.	7,638	788,089
Cincinnati Financial Corp.	16,055	2,583,089
Corebridge Financial, Inc.	55,558	1,712,853
Corpay, Inc.(b)	7,146	2,248,346
Credicorp Ltd. (Peru)	7,816	2,788,983
Essent Group Ltd.	9,719	611,519
F.N.B. Corp.	42,430	744,647
First Horizon Corp.	48,386	1,184,973
Hartford Insurance Group, Inc. (The)	28,282	3,819,767
Invesco Ltd.(d)	43,634	1,190,772
Northern Trust Corp.	19,124	2,857,699
Popular, Inc.	6,583	879,028
Principal Financial Group, Inc.	22,926	2,171,551
Prosperity Bancshares, Inc.(c)	9,871	681,198
Regions Financial Corp.	87,720	2,500,020
RenaissanceRe Holdings Ltd. (Bermuda)	4,516	1,272,157
State Street Corp.	27,636	3,616,447
Tradeweb Markets, Inc., Class A	23,201	2,391,327
Unum Group	16,611	1,261,938
Voya Financial, Inc.	9,647	739,539
Willis Towers Watson PLC	9,607	3,049,934
		44,164,667
Health Care-8.11%
Centene Corp.(b)	49,814	2,157,943
Encompass Health Corp.	10,219	966,002
GE HealthCare Technologies, Inc.	46,700	3,687,899
Globus Medical, Inc., Class A(b)	13,290	1,205,137
ICON PLC(b)(c)	8,265	1,489,766
IQVIA Holdings, Inc.(b)	17,034	3,920,375
Tenet Healthcare Corp.(b)	8,774	1,660,743
		15,087,865
Industrials-22.25%
Acuity, Inc.	3,014	932,049
AerCap Holdings N.V. (Ireland)	18,567	2,667,335
Applied Industrial Technologies, Inc.	3,756	978,100
Armstrong World Industries, Inc.	4,208	773,178
Crane Co.	5,971	1,090,544
Donaldson Co., Inc.	11,863	1,209,314
Flowserve Corp.	13,046	1,019,545
Fortive Corp.	32,040	1,692,032
Graco, Inc.	17,039	1,488,016
	Shares	Value
Industrials-(continued)
Kirby Corp.(b)	5,477	$644,424
Leidos Holdings, Inc.	12,983	2,444,439
Leonardo DRS, Inc.	26,528	1,089,240
Lincoln Electric Holdings, Inc.	5,534	1,468,447
Nextpower, Inc., Class A(b)	14,388	1,684,691
Otis Worldwide Corp.	39,985	3,415,519
Paylocity Holding Corp.(b)	5,334	719,983
Pentair PLC	16,509	1,739,553
SPX Technologies, Inc.(b)	5,293	1,103,114
Textron, Inc.	17,434	1,535,238
TFI International, Inc. (Canada)	8,183	880,082
Veralto Corp.	24,838	2,458,465
Verisk Analytics, Inc.	14,011	3,046,832
Wabtec Corp.	17,040	3,921,586
Xylem, Inc.	24,614	3,393,532
		41,395,258
Information Technology-7.30%
Flex Ltd.(b)	40,188	2,533,452
Keysight Technologies, Inc.(b)	17,565	3,799,836
Littelfuse, Inc.	2,513	813,609
Ralliant Corp.	11,292	598,137
TD SYNNEX Corp.	8,016	1,271,899
Teledyne Technologies, Inc.(b)	4,737	2,938,361
Trimble, Inc.(b)	24,140	1,631,864
		13,587,158
Materials-12.89%
AptarGroup, Inc.	6,610	825,920
Avery Dennison Corp.	7,895	1,464,601
Ball Corp.	26,643	1,515,187
Eastman Chemical Co.	11,656	807,994
International Flavors & Fragrances, Inc.	24,722	1,725,843
Nucor Corp.	22,624	4,020,737
Nutrien Ltd. (Canada)(c)	48,351	3,330,900
Packaging Corp. of America	8,939	1,989,374
PPG Industries, Inc.	22,645	2,618,441
Reliance, Inc.	5,221	1,720,320
RPM International, Inc.	13,077	1,398,716
Steel Dynamics, Inc.	14,271	2,562,644
		23,980,677
Real Estate-7.95%
American Homes 4 Rent, Class A	37,099	1,161,941
CubeSmart	23,564	884,357
Equity Residential	37,400	2,330,768
Federal Realty Investment Trust	8,633	873,314
FirstService Corp. (Canada)	4,529	703,172
Healthpeak Properties, Inc.	72,944	1,257,555
Invitation Homes, Inc.	60,974	1,629,835
Mid-America Apartment Communities, Inc.	11,444	1,536,929
NNN REIT, Inc.	19,730	822,149
SBA Communications Corp., Class A	10,844	1,996,489
Sun Communities, Inc.	12,514	1,594,659
		14,791,168
Utilities-7.22%
DTE Energy Co.	21,040	2,827,355
Edison International	38,779	2,415,156
Eversource Energy	38,720	2,676,714
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
NiSource, Inc.	48,562	$2,150,811
PG&E Corp.	217,284	3,350,519
		13,420,555
Total Common Stocks & Other Equity Interests (Cost $171,470,126)		186,013,920
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(d)(e) (Cost $129,645)	129,645	129,645
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $171,599,771)		186,143,565
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.04%
Invesco Private Government Fund, 3.65%(d)(e)(f)	1,054,963	$1,054,963
Invesco Private Prime Fund, 3.80%(d)(e)(f)	2,737,802	2,738,623
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,793,586)		3,793,586
TOTAL INVESTMENTS IN SECURITIES-102.10% (Cost $175,393,357)		189,937,151
OTHER ASSETS LESS LIABILITIES-(2.10)%		(3,905,698)
NET ASSETS-100.00%		$186,031,453

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Invesco Ltd.	$697,949	$1,287,504	$(1,099,344)	$284,709	$19,954	$1,190,772	$19,771
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	271,525	4,942,138	(5,084,018)	-	-	129,645	6,457
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,176	35,877,498	(37,009,711)	-	-	1,054,963	56,370 *
Invesco Private Prime Fund	5,676,467	77,241,014	(80,179,851)	110	883	2,738,623	152,694 *
Total	$8,833,117	$119,348,154	$(123,372,924)	$284,819	$20,837	$5,114,003	$235,292

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
January 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-80.93%
Communication Services-1.24%
Tencent Music Entertainment Group, ADR (China)	20,090	$337,110
TIM S.A., ADR (Brazil)(b)	48,086	1,120,404
		1,457,514
Consumer Discretionary-10.63%
ADT, Inc.	92,434	739,472
Build-A-Bear Workshop, Inc.(b)	22,992	1,372,163
Carter’s, Inc.(b)	36,550	1,264,995
Century Communities, Inc.(b)	18,224	1,147,747
Gap, Inc. (The)	14,733	412,229
Gentex Corp.	32,734	753,209
Harley-Davidson, Inc.(b)	45,582	902,524
Lear Corp.(b)	6,954	814,244
Leggett & Platt, Inc.	117,377	1,369,790
Lennar Corp., Class A	2,955	323,129
Meritage Homes Corp.	10,407	723,391
Perdoceo Education Corp.(b)	39,911	1,278,349
Phinia, Inc.	20,364	1,449,306
		12,550,548
Consumer Staples-0.30%
Kroger Co. (The)	5,651	355,165
Energy-11.91%
Alliance Resource Partners L.P.	46,120	1,098,578
APA Corp.	14,885	393,113
Black Stone Minerals L.P.	73,563	1,086,525
Crescent Energy Co., Class A(b)	119,428	1,166,811
Devon Energy Corp.	10,113	406,644
Energy Transfer L.P.	55,364	1,021,466
Enterprise Products Partners L.P.	24,611	816,839
Genesis Energy L.P.	32,976	547,731
Global Partners L.P.	19,689	929,714
Halliburton Co.	14,205	476,152
Matador Resources Co.	17,650	798,486
MPLX L.P.	17,820	996,138
Ovintiv, Inc.	9,180	399,055
Plains All American Pipeline L.P.	60,983	1,173,313
SM Energy Co.(b)	39,572	770,467
Sunoco L.P.	14,286	822,588
Western Midstream Partners L.P.	27,906	1,156,983
		14,060,603
Financials-27.76%
Allstate Corp. (The)	1,717	341,666
American International Group, Inc.	4,855	363,542
AXIS Capital Holdings Ltd.	7,325	755,794
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)	53,002	1,347,311
Banco Bradesco S.A., ADR (Brazil)(b)	85,825	347,591
Banco Santander S.A., ADR (Spain)	73,127	932,369
BOK Financial Corp.(b)	9,987	1,297,711
CNO Financial Group, Inc.	26,793	1,126,646
Commerce Bancshares, Inc.(b)	14,321	753,857
Corebridge Financial, Inc.	12,790	394,316
East West Bancorp, Inc.	6,994	800,393
Ellington Financial, Inc.	18,441	236,967
Equitable Holdings, Inc.	8,009	371,618
Essent Group Ltd.	17,506	1,101,478
Grupo Cibest S.A., ADR (Colombia)	18,066	1,475,089
Hanover Insurance Group, Inc. (The)	5,938	1,034,043
ING Groep N.V., ADR (Netherlands)	43,934	1,291,220
	Shares	Value
Financials-(continued)
Itau Unibanco Holding S.A., ADR (Brazil)(b)	23,340	$200,491
Jackson Financial, Inc., Class A	7,709	916,754
JPMorgan Chase & Co.	1,224	374,409
Kemper Corp.	27,928	1,100,642
Lincoln National Corp.(b)	18,079	752,267
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	236,207	1,410,156
Marex Group PLC (United Kingdom)	33,660	1,328,897
MetLife, Inc.	4,850	382,568
MGIC Investment Corp.	25,889	696,932
Old National Bancorp	34,304	838,047
Popular, Inc.	6,462	862,871
Radian Group, Inc.	31,220	1,027,138
Reinsurance Group of America, Inc.	3,895	789,711
Selective Insurance Group, Inc.	14,014	1,178,297
ServisFirst Bancshares, Inc.	15,637	1,279,888
SLM Corp.	25,816	700,904
SouthState Bank Corp.	8,347	854,149
Synchrony Financial	4,893	355,379
Unum Group	4,820	366,175
Virtu Financial, Inc., Class A	32,251	1,338,739
Voya Financial, Inc.	10,420	798,797
Webster Financial Corp.	12,587	827,847
Western Alliance Bancorporation	4,605	410,536
		32,763,205
Health Care-2.55%
Cigna Group (The)	1,343	368,130
CONMED Corp.	25,265	969,923
Elevance Health, Inc.	1,106	382,389
Royalty Pharma PLC, Class A	9,174	382,372
Viatris, Inc.	68,998	903,184
		3,005,998
Industrials-7.47%
Concentrix Corp.	30,946	1,155,833
Fortune Brands Innovations, Inc.(b)	15,471	836,981
Icahn Enterprises L.P.	142,814	1,111,093
LATAM Airlines Group S.A., ADR (Chile)(b)	12,101	796,367
Owens Corning	3,471	415,965
Pitney Bowes, Inc.(b)	112,547	1,173,865
Ryder System, Inc.	4,291	820,782
Timken Co. (The)	13,692	1,275,958
WillScot Holdings Corp.(b)	61,631	1,234,469
		8,821,313
Information Technology-2.25%
CDW Corp.	2,560	323,558
Dell Technologies, Inc., Class C	2,856	326,841
Gen Digital, Inc.	27,889	669,057
Silicon Motion Technology Corp., ADR (Taiwan)	11,186	1,330,351
		2,649,807
Materials-6.22%
ArcelorMittal S.A., New York Shares (Luxembourg)(b)	11,668	629,722
B2Gold Corp. (Canada)	87,447	428,490
Ball Corp.	7,468	424,705
Cabot Corp.	17,699	1,277,691
CEMEX S.A.B. de C.V., ADR (Mexico)	34,689	432,919
CF Industries Holdings, Inc.	4,678	436,130
Compania de Minas Buenaventura S.A.A., ADR (Peru)	20,479	701,611
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Graphic Packaging Holding Co.(b)	46,217	$677,079
Methanex Corp. (Canada)	31,672	1,511,388
Silgan Holdings, Inc.	18,948	817,606
		7,337,341
Real Estate-9.03%
Broadstone Net Lease, Inc.	22,455	415,642
CareTrust REIT, Inc.(b)	26,359	984,245
First Industrial Realty Trust, Inc.	13,287	771,045
Healthcare Realty Trust, Inc.	56,116	942,188
Kilroy Realty Corp.	20,203	696,599
LXP Industrial Trust	9,831	487,126
Macerich Co. (The)(b)	29,841	564,890
NETSTREIT Corp.(b)	16,823	316,945
Omega Healthcare Investors, Inc.	22,269	977,164
Outfront Media, Inc.	16,924	411,592
Prologis, Inc.	8,651	1,129,475
Rexford Industrial Realty, Inc.	26,800	1,086,204
STAG Industrial, Inc.(b)	19,877	745,586
W.P. Carey, Inc.	16,279	1,135,460
		10,664,161
Utilities-1.57%
AXIA Energia, ADR (Brazil)(b)	95,793	988,584
Suburban Propane Partners L.P.	43,104	869,407
		1,857,991
Total Common Stocks & Other Equity Interests (Cost $81,421,516)		95,523,646
Preferred Stocks-9.59%
Financials-8.32%
Apollo Global Management, Inc., Conv. Pfd., 6.75%	17,544	1,217,027
Ares Management Corp., Series B, Conv. Pfd., 6.75%	25,007	1,196,085
Bank of America Corp., Series L, Conv. Pfd., 7.25%	963	1,199,898
Bank of America Corp., Series QQ, Pfd., 4.25%	36,281	641,085
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	30,244	591,875
JPMorgan Chase & Co., Series LL, Pfd., 4.63%	46,701	929,350
JPMorgan Chase & Co., Series MM, Pfd., 4.20%	39,253	729,321
KKR & Co., Inc., Series D, Conv. Pfd., 6.25%	24,987	1,222,864
Morgan Stanley, Series O, Pfd., 4.25%(b)	25,176	449,392
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	969	1,195,707
Wells Fargo & Co., Series CC, Pfd., 4.38%	24,719	452,110
		9,824,714
Industrials-1.27%
Boeing Co. (The), Conv. Pfd., 6.00%	20,039	1,497,314
Total Preferred Stocks (Cost $11,489,685)		11,322,028

Closed-End Funds-9.29%
abrdn Income Credit Strategies Fund(b)	115,132	644,739
	Shares	Value

Allspring Income Opportunities Fund	30,646	$209,925
Barings Global Short Duration High Yield Fund	20,412	308,221
Blackstone Strategic Credit 2027 Term Fund(b)	27,163	319,980
DoubleLine Yield Opportunities Fund(b)	43,854	649,478
Eagle Point Credit Co., Inc.(b)	202,244	1,096,162
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	21,367	356,829
FS Credit Opportunities Corp.(b)	192,229	1,166,830
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(b)	60,307	352,796
Nuveen Credit Strategies Income Fund(b)	148,853	768,081
Nuveen Floating Rate Income Fund(b)	132,827	1,045,349
Nuveen Preferred & Income Opportunities Fund(b)	150,985	1,232,038
Nuveen Taxable Municipal Income Fund	11,591	185,224
PGIM High Yield Bond Fund, Inc.	15,930	232,578
Tortoise Energy Infrastructure Corp.	12,752	568,102
Western Asset Diversified Income Fund(b)	34,588	480,773
Western Asset Emerging Markets Debt Fund, Inc.	35,881	390,385
Western Asset High Income Fund II, Inc.	62,654	265,653
Western Asset High Income Opportunity Fund, Inc.	84,263	317,672
Western Asset Inflation-Linked Opportunities & Income Fund	43,675	376,042
Total Closed-End Funds (Cost $11,044,529)		10,966,857
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d) (Cost $141,305)	141,305	141,305
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $104,097,035)		117,953,836
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.42%
Invesco Private Government Fund, 3.65%(c)(d)(e)	5,060,728	5,060,728
Invesco Private Prime Fund, 3.80%(c)(d)(e)	13,134,174	13,138,114
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,198,842)		18,198,842
TOTAL INVESTMENTS IN SECURITIES-115.35% (Cost $122,295,877)		136,152,678
OTHER ASSETS LESS LIABILITIES-(15.35)%		(18,117,483)
NET ASSETS-100.00%		$118,035,195
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2026
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,902	$5,688,640	$(5,589,237)	$-	$-	$141,305	$5,005
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,331,054	51,955,494	(52,225,820)	-	-	5,060,728	137,911 *
Invesco Private Prime Fund	13,870,132	94,309,368	(95,042,201)	757	58	13,138,114	371,800 *
Total	$19,243,088	$151,953,502	$(152,857,258)	$757	$58	$18,340,147	$514,716

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026, for each Fund (except for Invesco Large Cap Value ETF and Invesco S&P 100 Equal Weight ETF). As of January 31, 2026, all of the securities in Invesco Large Cap Value ETF and Invesco S&P 100 Equal Weight ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,521,385,147	$-	$-	$1,521,385,147
Money Market Funds	541,860	48,840,100	-	49,381,960
Total Investments	$1,521,927,007	$48,840,100	$-	$1,570,767,107
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,405,314,953	$-	$-	$2,405,314,953
Money Market Funds	1,314,667	113,864,332	-	115,178,999
Total Investments	$2,406,629,620	$113,864,332	$-	$2,520,493,952
Invesco S&P 500 Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$108,819,107	$-	$-	$108,819,107
Money Market Funds	142,971	732,533	-	875,504
Total Investments	$108,962,078	$732,533	$-	$109,694,611
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,217,092,691	$-	$-	$5,217,092,691
Money Market Funds	4,460,318	605,126,210	-	609,586,528
Total Investments	$5,221,553,009	$605,126,210	$-	$5,826,679,219
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,256,727,694	$-	$-	$5,256,727,694
Money Market Funds	1,096,777	342,268,238	-	343,365,015
Total Investments	$5,257,824,471	$342,268,238	$-	$5,600,092,709

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$375,398,598	$-	$-	$375,398,598
Money Market Funds	458,584	18,509,707	-	18,968,291
Total Investments	$375,857,182	$18,509,707	$-	$394,366,889
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,222,331,038	$-	$-	$2,222,331,038
Money Market Funds	-	355,315,041	-	355,315,041
Total Investments	$2,222,331,038	$355,315,041	$-	$2,577,646,079
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$577,593,312	$-	$-	$577,593,312
Money Market Funds	284,147	108,381,585	-	108,665,732
Total Investments	$577,877,459	$108,381,585	$-	$686,259,044
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$186,013,920	$-	$-	$186,013,920
Money Market Funds	129,645	3,793,586	-	3,923,231
Total Investments	$186,143,565	$3,793,586	$-	$189,937,151
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$95,523,646	$-	$-	$95,523,646
Preferred Stocks	11,322,028	-	-	11,322,028
Closed-End Funds	10,966,857	-	-	10,966,857
Money Market Funds	141,305	18,198,842	-	18,340,147
Total Investments	$117,953,836	$18,198,842	$-	$136,152,678